Principal accounting policies - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) item $ / ¥ shares	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Significant Accounting Policies
Rate of translations of amounts from RMB into US$ | $ / ¥			7.2993
Equity method investment, other than temporary impairment			¥ 0		¥ 0	¥ 414
Impairment loss of investments			¥ 166,127		210,813	55,201
Number of reporting units | item			2	2
Impairment of goodwill			¥ 0	$ 0	0	34,640	[1]
Impairment of long-lived assets			¥ 0		0	0
Noble member status duration			1 month	1 month
Revenue from barter transaction			¥ 0		0
Advertising revenues contract term			3 months	3 months
Period over which payments are due			3 months	3 months
Deferred revenue, revenue recognized			¥ 412,257		446,881	459,509
Revenue expected to be recognized from remaining performance obligations			301,414
Employee social security and welfare benefits			142,272		194,779	227,008
Impairment losses			145,458		35,811	0
Interest and penalties recognized associated with uncertain tax positions			0		0	0
Unrecognized uncertain tax positions			¥ 0		0	0
Minimum percentage appropriation to general reserve fund required			10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)			50.00%	50.00%
Minimum percentage appropriation to statutory surplus fund required			10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)			50.00%	50.00%
Appropriations for the general reserve funds and statutory surplus fund			¥ 0		0	¥ 0
Indefinitely lived intangible assets net			¥ 0		¥ 0
Special cash dividend declared Q1 2024
Significant Accounting Policies
Dividends Payable, Date Declared		Mar. 19, 2024
Dividends Payable, Date of Record		May 10, 2024
Special cash dividend declared Q3 2024
Significant Accounting Policies
Dividends Payable, Date Declared	Aug. 13, 2024
Dividends Payable, Date of Record	Oct. 09, 2024
Maximum
Significant Accounting Policies
Noble member status duration			24 months	24 months
Ordinary Shares | Special cash dividend declared Q1 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares		$ 0.66
Ordinary Shares | Special cash dividend declared Q3 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares	$ 1.08
American Depository Shares | Special cash dividend declared Q1 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares		$ 0.66
American Depository Shares | Special cash dividend declared Q3 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares	$ 1.08
Performance Shares
Significant Accounting Policies
Share-based compensation arrangement by share-based payment award, other than options granted | shares			0	0	0	0
Allocated share-based compensation expense			¥ 0		¥ 0	¥ 0
Research and development expenses
Significant Accounting Policies
Capitalized costs			0		0	0
Severance costs			25,857		34,000	53,595
Allocated share-based compensation expense			27,269	$ 3,736	40,679	67,242
Sales and marketing expenses
Significant Accounting Policies
Advertising and market promotion expenses			233,149		348,235	412,553
Allocated share-based compensation expense			¥ 1,147	$ 157	¥ 2,842	¥ 4,477

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).